Stock-Based Compensation (Summary Of RSU Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, Outstanding | shares	1,394
Number of RSUs, Granted | shares
Number of RSUs, Vested and Released | shares	(464)
Number of RSUs, Cancelled | shares	(930)
Number of RSUs, Outstanding | shares
Weighted Average Grant Date Fair Value, Outstanding | $ / shares	$ 22.08
Weighted Average Grant Date Fair Value, Granted | $ / shares
Weighted Average Grant Date Fair Value, Vested and Released | $ / shares	22.08
Weighted Average Grant Date Fair Value, Cancelled | $ / shares	22.08
Weighted Average Grant Date Fair Value, Outstanding | $ / shares